Reconciliation of Total Reportable Segments Operating Income to Consolidated Income before Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Merger integration and acquisition related charges (see Note 2)												$ (867)
Access line spin-off related charges (see Note 2)												(407)
Litigation settlements (see Note 16)			(400)							(384)
Severance, pension and benefit charges (see Note 11)										(7,186)	(5,954)	(3,054)
Deferred revenue adjustment (see Note 1)												(235)
Other costs (see Note 8)	(300)									(276)
Operating income		(3,169)	5,483	5,651	5,195	(1,112)	4,647	4,892	4,453	13,160	12,880	14,645
Equity in earnings of unconsolidated businesses										324	444	508
Other income and (expense), net										(1,016)	(14)	54
Interest expense										(2,571)	(2,827)	(2,523)
Income Before (Provision) Benefit For Income Taxes										9,897	10,483	12,684
Operating Income Generated By Assets Sold
Segment Reporting Information [Line Items]
Operating income												755
Operating Income (Loss) Generated By Corporate And Other
Segment Reporting Information [Line Items]
Operating income										(822)	(652)	(1,039)
Total Segments
Segment Reporting Information [Line Items]
Operating income										$ 21,828	$ 19,486	$ 19,492